Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Profit for the year	$ 630,045	$ 1,662,132	$ 1,022,927
Items that may be reclassified subsequently to profit or loss:
Currency translation adjustment	(41,455)	(376,220)	(95,462)
Currency translation adjustment from participation in non-consolidated companies	(20,470)	(73,761)	(8,931)
Changes in the fair value of financial instruments at fair value through other comprehensive income	(877)	(1,036)	0
Income tax related to financial instruments at fair value	0	122	0
Changes in the fair value of derivatives classified as cash flow hedges	(750)	(132)	735
Income tax relating to cash flow hedges	225	(73)	(107)
Other comprehensive income items	669	(897)	(96)
Other comprehensive income items from participation in non-consolidated companies	6	499	191
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of post employment benefit obligations	(67,601)	(38,263)	(15,068)
Income tax relating to remeasurement of post employment benefit obligations	19,312	9,259	4,916
Remeasurement of post employment benefit obligations from participation in non-consolidated companies	(18,918)	(3,780)	3,954
Other comprehensive loss for the year, net of tax	(129,859)	(484,282)	(109,868)
Total comprehensive income for the year	500,186	1,177,850	913,059
Attributable to:
Owners of the parent	445,473	1,176,964	815,434
Non-controlling interest	$ 54,713	$ 886	$ 97,625